Consolidated Statements of Comprehensive Income (Unaudited) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Statement of comprehensive income [abstract]
Net profit	¥ 777,394	¥ 368,594
Remeasurements of defined benefit plans:
Gains (losses) arising during the period, before tax	15,329	75,974
Equity instruments at fair value through other comprehensive income:
Gains (losses) arising during the period, before tax	(219,566)	271,338
Own credit on financial liabilities designated at fair value through profit or loss:
Gains (losses) arising during the period, before tax	1,035	1,349
Share of other comprehensive income (loss) of associates and joint ventures	12,073	1,335
Income tax relating to items that will not be reclassified	62,244	(106,638)
Total items that will not be reclassified to profit or loss, net of tax	(128,885)	243,358
Debt instruments at fair value through other comprehensive income:
Gains (losses) arising during the period, before tax	(652,810)	10,756
Reclassification adjustments for (gains) losses included in net profit, before tax	157,216	(14,535)
Exchange differences on translating foreign operations:
Gains (losses) arising during the period, before tax	655,317	70,685
Reclassification adjustments for (gains) losses included in net profit, before tax	193
Share of other comprehensive income (loss) of associates and joint ventures	38,125	18,268
Income tax relating to items that may be reclassified	147,427	886
Total items that may be reclassified subsequently to profit or loss, net of tax	345,468	86,060
Other comprehensive income, net of tax	216,583	329,418
Total comprehensive income	993,977	698,012
Total comprehensive income attributable to:
Shareholders of Sumitomo Mitsui Financial Group, Inc.	976,191	690,879
Non-controlling interests	12,180	1,768
Other equity instruments holders	¥ 5,606	¥ 5,365